Investment Objectives and Goals - Tweedy, Browne International Insider + Value ETF	Aug. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Tweedy, Browne International Insider + Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Tweedy, Browne International Insider + Value ETF (the “Fund”) is long-term capital growth.